EARNINGS PER SHARE (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Oct. 05, 2016	Jan. 31, 2013	Feb. 10, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Long-term debt		$ 1,522,900	$ 1,580,006
Shares issued and loaned to affiliate	8,000,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issued on conversion of convertible debt		60.0416		56.2596
Interest rate				5.75%
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate						3.75%
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate					3.25%
Senior Unsecured Convertible Bonds Due 2018 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Long-term debt			$ 184,202
Senior Unsecured Convertible Bonds Due 2018 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issued on conversion of convertible debt		9,418,798
Long-term debt		$ 63,218
Debt Conversion, Converted Instrument, Amount		$ 121,000